Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 93,711	$ 220,267
Prepaid expenses and other current assets, including related party of $0 and $13,432 as of December 31, 2020 and 2019	103,000	161,479
Total current assets	196,711	381,746
Deferred offering costs	946,912	260,211
Other receivables, net – related party	67,954	54,472
Total assets	1,211,577	696,429
Current liabilities:
Accounts payable, including related party of $454,315 and $34,727, respectively	4,006,473	2,509,350
Interest payable	316,174	170,268
Convertible promissory notes – related parties	591,693	540,071
Current portion of credit facilities, subordinated – related parties	150,000	150,000
Current portion of convertible loans, including related party of $113,130, net of discount of $37,362 as of December 31, 2020	463,980
Bridge loan	565,650
Accrued salaries	459,195	102,950
Other accrued liabilities, including related party of $40,842 and $12,391 as of December 31, 2020 and 2019, respectively	650,753	562,465
Total current liabilities	7,203,918	4,035,104
Convertible loans, net of discount of $4,248 and $64,788 as of December 31, 2020 and 2019, respectively	32,463	152,058
Swiss government loan	281,015
Deferred revenues	2,499,969	2,499,969
Accrued pension liability	178,269	180,248
Total liabilities	10,195,634	6,867,379
Commitments and contingencies (Note 12)
Shareholders’ deficit:
Common shares, CHF 0.02 ($0.02) par value, 10,440,000 authorized, 6,960,000 shares issued and outstanding at December 31, 2020 and 2019	145,139	145,139
Additional paid-in capital	20,649,882	20,600,871
Accumulated deficit	(29,759,697)	(26,898,262)
Accumulated other comprehensive loss	(19,381)	(18,698)
Total shareholders’ deficit	(8,984,057)	(6,170,950)
Total liabilities and shareholders’ deficit	$ 1,211,577	$ 696,429